Loans (Tables)	12 Months Ended
Dec. 31, 2024
Loans [Abstract]
Schedule of Bank Loans

Bank loans consisted of the following:

	December 31, 2024	December 31, 2023
Bank of Jiangsu
Interest rate of 3.7%, from March 17, 2023 to March 16, 2024	$—	$140,847
Interest rate of 3.6%, from March 19, 2024 to March 18, 2026	260,299	—
Bank of Ningbo
Interest rate of 3.45%, from July 28, 2023 to July 27, 2024		281,694
Interest rate of 3.7%, from April 29, 2024 to April 28, 2025	136,999	—
Interest rate of 2.0%, from December 26, 2024 to December 25, 2025	273,999	—
Bank of Communications
Interest rate of 2.98%, from June 27, 2024 to June 27, 2025	821,997	—
Interest rate of 2.98%, from June 28, 2024 to June 28, 2025	410,998	—
Interest rate of 2.98%, from October 11, 2024 to October 11, 2025	136,999	—
Bank of China
Interest rate of 3.30%, from August 3, 2023 to June 2, 2024	—	352,118
Interest rate of 3.30%, from August 11, 2023 to June 10, 2024	—	422,541
Interest rate of 3.05%, from November 27, 2023 to June 20, 2024	—	492,965
Interest rate of 2.54167‰, from May 30, 2024 to May 20, 2025	753,497
The Kumamoto Bank
Interest rate of 1.20%, from December 30, 2024 to March 31, 2025	1,971,192	—
The Higo Bank Ltd.
Interest rate of 1.86%, from November 29, 2024 to January 29, 2025	767,997	—
Total	$5,533,977	$1,690,165